Fixed Assets, Net (Details) - USD ($)	6 Months Ended	12 Months Ended		18 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Jun. 30, 2020	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 240,742	$ 127,731	$ 27,951
Fxed assets		1,200,000		$ 1,200,000
Sale of furniture and computer equipment				25,561
Cost of furniture and computer equipment		$ 191,389		$ 191,389
Accumulated depreciation	106,555
Loss on disposals	$ 59,273